INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Net loss for the year, before income taxes	$ (4,275)	$ (4,492)	$ (8,844)
Domestic tax rate applicable to the Corporation	21.00%	21.00%	21.00%
Income taxes at domestic tax statutory rate	$ (81)	$ (90)	$ (119)
Change in valuation allowance	81	90	119
Deferred tax provision (recovery)	0	0	0
United States [Member]
Statement [Line Items]
Net loss for the year, before income taxesBE	(384)	(427)	(566)
Bahamas [Member]
Statement [Line Items]
Net loss for the year, before income taxes	$ (3,891)	$ (4,065)	$ (7,379)